Inventories (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Inventories [Abstract]
Inventories of Finished Goods Work in Progress Raw Materials and Consumables	$ 564.6	$ 541.9	$ 544.0